Investment in Associated Companies (Schedule of Ansonia Loans) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)		Dec. 31, 2017 CNY (¥)
Disclosure of associates [line items]
Nominal annual interest rate	8.00%		8.00%
Ansonia Holdings [Member]
Disclosure of associates [line items]
Amount | $	$ 69,000
Nominal annual interest rate	6.00%		6.00%
Maturity term	9 months
Ansonia Holdings [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Amount			¥ 450,000
Ansonia Holdings [Member] | Tranche 1 [Member]
Disclosure of associates [line items]
Convertible into Equity Discount Rate	10.00%	[1]	10.00%	[1]
Loan Transfer Date	May 20, 2016	[2]
Ansonia Holdings [Member] | Tranche 1 [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Amount			¥ 150,000
Ansonia Holdings [Member] | Tranche 2 [Member]
Disclosure of associates [line items]
Convertible into Equity Discount Rate	10.00%	[1]	10.00%	[1]
Loan Transfer Date	June 28, 2016	[2]
Ansonia Holdings [Member] | Tranche 2 [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Amount			¥ 150,000
Ansonia Holdings [Member] | Tranche 3 [Member]
Disclosure of associates [line items]
Convertible into Equity Discount Rate	25.00%	[1]	25.00%	[1]
Loan Transfer Date	September 6, 2016	[2]
Ansonia Holdings [Member] | Tranche 3 [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Amount			¥ 150,000

[1]	To facilitate potential investment by a third party in Qoros, Ansonia loans are automatically convertible into equity in Quantum in the event of a third-party financing at Qoros meets certain conditions, or when Ansonia loans are repaid in relation to such third-party financing. The loans will be convertible into equity of Quantum at a 10% (Tranche 1 and 2) and at a 25% discount (Tranche 3) discount to the implied value of Qoros based upon the third-party financing.
[2]	Loans carry the same term of 9 months from the first transfer date